[ROPES & GRAY LOGO]

[ROPES & GRAY LETTERHEAD]

March 12, 2004                                              Russell G. Aborn
                                                            (617) 951-7009
                                                            raborn@ropesgray.com


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549-0505

Re: Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
    (Investment Company Act File No. 811-21477)

Ladies and Gentlemen:

       We are filing today through EDGAR a Registration Statement on Form N-2 under the Securities Act of 1933 on behalf of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the "Fund"), a Massachusetts business trust. The Registration Statement relates to the proposed offering by the Fund of its Taxable Preferred Shares of beneficial interest.

       The Fund intends on requesting selective review of this Registration Statement. The Fund's request for selective review will be filed separately.

       Pursuant to Section 6 of the Securities Act of 1933, we have calculated the Registration Fees and have transmitted such fees in the amount of $31.70 to the designated lockbox at Mellon Bank in Pittsburgh, Pennsylvania.

       Please direct any question or comments regarding this filing to me at
(617) 951-7009, or in my absence to Joel Wattenbarger at (212) 841-0678. Thank you for your attention to this matter.

                                         Very truly yours,

                                         /s/ Russell G. Aborn

                                         Russell G. Aborn